Offerings	Apr. 29, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2028
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 400,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,240.00
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. This 'Calculation of Filing Fee Table' shall be deemed to update the 'Calculation of Registration Fee' in the Company's Registration Statement on Form S-3 (File No. 333-269690) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.125% Notes due 2028
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 747,435,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,432.30
Offering Note	Please See Footnote 1
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.375% Notes due 2030
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 743,925,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 113,894.92
Offering Note	Please See Footnote 1
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.875% Notes due 2035
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 587,964,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 90,017.29
Offering Note	Please See Footnote 1